EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                   ADVANTASERIES PERIOD ENDING MARCH 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement or the Trust Agreement. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of April 20, 2006 and with respect to the performance of the Trust during the Monthly Period of March 1, 2006 through March 31, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is April 19, 2006.

The Determination Date with respect to the current calendar month is April 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of         Included in Exhibit 4.1 to the Form 8-K
August 1, 2000.                       filed with the SEC on August 30, 2000 by
                                      Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement,   Included in Exhibit 4.1 to the Form 8-K
dated as of November 1, 2004.         filed with the SEC on November 12, 2004 by
                                      Advanta Business Receivables

Transfer and Servicing Agreement,     Included in Exhibit 4.3 to the Form 8-K
dated as of August 1, 2000.           filed with the SEC on August 30, 2000 by
                                      Advanta Business Receivables Corp.

Trust Agreement, dated as of          Included in Exhibit 4.4 to the Form 8-K
August 1, 2000.                       filed with the SEC on August 30, 2000 by
                                      Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                   Total amount
                                   of principal
                    CUSIP Number    to be paid    Per $1,000
                    ------------  -------------   ----------


          NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                   Total amount
                                   of interest
                    CUSIP Number    to be paid    Per $1,000
                    ------------  -------------   ----------
          2005-A1   00761H BJ 9   $1,043,289.93     4.17316
          2005-A2   00761H BK 6   $  950,585.94     4.22483
          2005-A3   00761H BM 2   $  979,166.67     3.91667
          2005-A4   00761H BN 0   $  593,750.00     3.95833
          2005-A5   00761H BP 5   $  832,909.72     4.16455
          2006-A1   00761H BQ 3   $1,001,388.89     5.00694
          2006-A2   00761H BR 1   $1,198,107.64     4.79243
          2005-B1   00761H BH 3   $  444,010.42     4.44010
          2006-B1                 $  439,704.86     4.39705
          2004-C1   00761H BG 5   $  501,704.86     5.01705
          2005-C1   00761H BL 4   $  455,204.86     4.55205
          2004-D1                 $   84,184.38     8.41844
          2005-D1                 $  116,702.08     5.83510
          2005-D2                 $  145,877.60     5.83510
          2006-D1                 $  107,586.46     7.17243

III. Information regarding the performance of the Advanta Business Card Master Trust

     1.   The aggregate amount of such Collections with respect to Principal Receivables for the
          Monthly Period preceding such Payment Date                                               $  845,500,619.29
     2.   The aggregate amount of such Collections with respect to Finance Charge and
          Administrative Receivables for the Monthly Period
          preceding such Payment Date                                                              $   66,661,908.66
     2a.  Interchange for the Monthly Period preceding such Payment Date (included in the amount
          shown above on line item III. 2.)                                                        $   15,663,813.77
     2b.  Recoveries for the Monthly Period preceding such Payment Date (included in the amount
          shown above on line item III. 2.)                                                        $    2,577,849.53
     3.   The Defaulted Amount for the Monthly Period preceding such Payment Date                  $   13,322,527.48
     4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the
          denominator is the average Receivables for  the preceding Monthly Period                              3.37%
     5.   The total amount of Principal Receivables in the Trust at the beginning of the
          preceding Monthly Period                                                                 $3,697,036,730.85
     6.   The total amount of Principal Receivables in the Trust as of the last day of the
          preceding Monthly Period                                                                 $3,841,397,214.72
     7.   The total amount of Finance Charge and Administrative Receivables in the Trust at the
          beginning of the preceding Monthly Period                                                $   56,056,081.91
     8.   The total amount of Finance Charge and Administrative Receivables in the Trust as of
          the last day of the preceding Monthly Period                                             $   56,157,909.49
     9.   The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the
          last day of the preceding Monthly Period                                                 $3,001,718,346.00

     10.  The Transferor Interest as of the end of the Monthly Period preceding such Payment
          Date                                                                                     $  839,678,868.72
     11.  The transferor percentage as of the end of the Monthly Period preceding such Payment
          Date                                                                                                 21.86%
     12.  The Required Transferor Percentage                                                                    6.00%
     13.  The Required Transferor Interest                                                         $  230,483,832.88
     14.  The monthly principal payment rate for the Monthly Period preceding such Payment Date               22.870%
     15.  The balance in the Excess Funding Account as of the end of the Monthly Period
          preceding such Payment Date                                                              $              --
     16.  The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

                                                         Percentage of Total
                                                            Receivables        Aggregate Account Balance
                                                         -------------------   -------------------------
          (a) Delinquent between 30 days and 59 days            0.926%              $ 36,100,536.08
          (b) Delinquent between 60 days and 89 days            0.745%              $ 29,035,222.26
          (c) Delinquent between 90 days and 119 days           0.546%              $ 21,282,953.11
          (d) Delinquent between 120 days and 149 days          0.394%              $ 15,347,315.51
          (e) Delinquent between 150 days and 179 days          0.378%              $ 14,727,296.98
          (f) Delinquent 180 days or greater                    0.000%              $            --
                                                                -----               ---------------
          (g) Aggregate                                         2.989%              $116,493,323.94
                                                                =====               ===============

IV.  Information regarding the AdvantaSeries

     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                                             Outstanding          Adjusted
                      Initial Principal       Principal          Outstanding          Invested        Adjusted Invested
                           Balance             Balance        Principal Balance        Amount               Amount
                      -----------------   -----------------   -----------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class A         $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00

2005-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class B         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-D1               $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class D         $   70,000,000.00   $   70,000,000.00   $   70,000,000.00   $   70,000,000.00   $   70,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total AdvantaSeries   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00
                      =================   =================   =================   =================   =================

     2.   Weighted Average Floating Allocation Amount for the related Monthly
          Period $ 1,785,000,000.00
     3.   The Floating Investor Percentage with respect to the period:
          March 1, 2006 through March 14, 2006                                                          41.3844955%
          March 15, 2006 through March 19, 2006                                                         53.9233174%
          March 20, 2006 through March 31, 2006                                                         51.6569422%
     4.   The Fixed Investor Percentage with respect to the period:
          March 1, 2006 through March 14, 2006                                                          41.3844955%
          March 15, 2006 through March 19, 2006                                                         53.9233174%
          March 20, 2006 through March 31, 2006                                                         51.6569422%
     5.   The amount of Investor Principal Collections applicable to the AdvantaSeries             $400,525,509.40
     6a.  The amount of Available Finance Charge Collections on deposit in the Collection
          Account for the related Monthly Period                                                   $ 23,069,498.93
     6b.  Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available
          Finance Charge Collections not on deposit in the Collection Account for the related
          Monthly Period                                                                           $  8,796,447.45
     7.   The AdvantaSeries Defaulted Amount for the related Monthly Period                        $  6,751,583.62
     8.   The AdvantaSeries Monthly Servicing Fee for the related Monthly Period                   $  2,963,333.33
     9.   AdvantaSeries performance for the related Monthly Period
          a.   The cash yield for the related Monthly Period                                                 21.42%
          b.   The default rate for the related Monthly Period                                                4.54%

          c.   The Net Portfolio Yield for the related Monthly Period                                       16.88%
          d.   The Base Rate for the related Monthly Period                                                  7.04%
          e.   The Excess Spread Percentage for the related Monthly Period                                   9.84%
          f.   The Quarterly Excess Spread Percentage                                                        9.49%

               i)   Excess Spread Percentage related to   Mar-06                                             9.84%
               ii)  Excess Spread Percentage related to   Feb-06                                             9.32%
               iii) Excess Spread Percentage related to   Jan-06                                             9.31%

          g.   The average Excess Spread Amount for the three preceding Monthly
               Periods                                                                             $12,276,005.34

               i)   Excess Spread Amount related to       Mar-06                                   $13,256,855.12
               ii)  Excess Spread Amount related to       Feb-06                                   $12,358,021.39
               iii) Excess Spread Amount related to       Jan-06                                   $11,213,139.50

10.  Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from March 20, 2006 through and
including April 19, 2006                                                                                  4.77625%
LIBOR for the 2006-A2 Tranche and the 2006-D1 Tranche for the period from March
15, 2006 through and including March 19, 2006                                                             4.74875%
LIBOR for the 2006-A2 Tranche and the 2006-D1 Tranche for the period from March
20, 2006 through and including April 19, 2006                                                             4.77625%

11. Required interest payments

                                                                                     Amounts withdrawn
                                                                                    from the Collection
                               Required interest amounts    Interest shortfalls     Account for payment
                                  with respect to the     and additional interest  of required interest   Unpaid required
                                current Interest Period      from prior periods          amounts         interest amounts
                               -------------------------  -----------------------  --------------------  ----------------
          2005-A1                    $1,043,289.93                  $--                $1,043,289.93           $--
          2005-A2                    $  950,585.94                  $--                $  950,585.94           $--
          2005-A3                    $  979,166.67                  $--                $  979,166.67           $--
          2005-A4                    $  593,750.00                  $--                $  593,750.00           $--
          2005-A5                    $  832,909.72                  $--                $  832,909.72           $--
          2006-A1                    $1,001,388.89                  $--                $1,001,388.89           $--
          2006-A2                    $1,198,107.64                  $--                $1,198,107.64           $--
                                     -------------                  ---                -------------           ---
          Total Class A              $6,599,198.79                  $--                $6,599,198.79           $--
          2005-B1                    $  444,010.42                  $--                $  444,010.42           $--
          2006-B1                    $  439,704.86                  $--                $  439,704.86           $--
                                     -------------                  ---                -------------           ---
          Total Class B              $  883,715.28                  $--                $  883,715.28           $--
          2004-C1                    $  501,704.86                  $--                $  501,704.86           $--
          2005-C1                    $  455,204.86                  $--                $  455,204.86           $--
                                     -------------                  ---                -------------           ---
          Total Class C              $  956,909.72                  $--                $  956,909.72           $--
          2004-D1                    $   84,184.38                  $--                $   84,184.38           $--
          2005-D1                    $  116,702.08                  $--                $  116,702.08           $--
          2005-D2                    $  145,877.60                  $--                $  145,877.60           $--
          2006-D1                    $  107,586.46                  $--                $  107,586.46           $--
                                     -------------                  ---                -------------           ---
          Total Class D              $  454,350.52                  $--                $  454,350.52           $--
                                     -------------                  ---                -------------           ---
          Total AdvantaSeries        $8,894,174.31                  $--                $8,894,174.31           $--
                                     =============                  ===                =============           ===

12. Principal Funding Account

    Beginning        Required Principal    Actual Deposit    Principal Funding  Amount Withdrawn    Withdrawals         Ending
Principal Funding    Deposit Amount to    to the Principal  Sub-Account Amount     for Payment      of Coverage   Principal Funding
   Sub-Account     the Principal Funding      Funding           prior to        of Principal to   Funding Excess     Sub-Account
     Amount            Sub-Account           Sub-Account       Withdrawals         Noteholders        Amount            Amount
-----------------  ---------------------  ----------------  ------------------  ----------------  --------------  -----------------


NOTHING TO REPORT

13. Coverage Funding Required Amounts

          a.   Coverage Funding Amount as of the end of the related Monthly
               Period                                                                              $           --
          b.   The Coverage Funding Amount for the Class A Notes as of the end
               of the related Monthly Period                                                       $           --
          c.   The Coverage Funding Amount for the Class B Notes as of the end
               of the related Monthly Period                                                       $           --
          d.   The Coverage Funding Amount for the Class C Notes as of the end
               of the related Monthly Period                                                       $           --

14. Cash Collateral Account

          a.   Beginning Cash Collateral Account balance (ending balance as of
               the previous Payment Date)                                                          $44,887,500.00

          b.   Deposit into the Cash Collateral Account on the Closing Date of
              Tranches issued prior to the Payment Date                                            $           --

          c.   Interest earnings since the preceding Payment Date                                  $   152,284.47

          d.   Amounts deposited to cover a Cash Collateral Account Deficit                        $           --

          e.   PFA Earnings Shortfall withdrawn and treated as Available Fiance
               Charge Collections                                                                  $           --

          f.   Amounts withdrawn to cover interest payments, Monthly Servicing
               Fee and AdvantaSeries Defaulted Amount                                              $           --

          g.   Amounts withdrawn at the date of issuance of a Foreclosure
               Certificate or at the Final Maturity Date of a Tranche                              $           --

          h.   Excess amount over the Required Cash Collateral Account Amount
               paid to the holder of the Trust Beneficial Interest                                 $   152,284.47

          i.   Ending Cash Collateral Account balance on the related Payment
               Date                                                                                $44,887,500.00
                                                                                                   ==============

          j.   The Required Cash Collateral Account Amount on the related
               Payment Date                                                                        $44,887,500.00

          k.   The Available Cash Collateral Account Amount on the related
               Payment Date                                                                        $44,887,500.00

          l.   Has a Portfolio Decline Event occurred with respect to the
               Monthly Period preceding such Payment Date                                                NO

15. Spread Account

          a.   Beginning Spread Account balance (ending balance as of the
               previous Payment Date)                                                              $           --

          b.   On the Closing Date for a Tranche, the initial deposit into the
               Spread Account                                                                      $           --

          c.   Interest earnings since the preceding Payment Date                                  $           --

          d.   Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the
               Spread Account balance                                                              $           --

          e.   Amounts withdrawn to cover interest payments, Monthly Servicing
               Fee and AdvantaSeries Defaulted Amount                                              $           --

          f.   Amounts withdrawn at the date of issuance of a Foreclosure
               Certificate or at the Final Maturity Date of a Tranche                              $           --

          g.   Withdrawal of excess amount over the Required Spread Account
               Amount and deposited into the Cash Collateral Account                               $           --

          h.   Withdrawal of excess amount over the Required Spread Account
               Amount and paid to the holder of the Trust Beneficial Interest                      $           --

          i.   Ending Spread Account balance on the related Payment Date                           $           --
                                                                                                   ==============

          j.   The Required Spread Account Amount on the related Payment Date                      $           --

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                                                                     Excess of Subordinated Notes
               Required subordination   Required Subordinated                         over Required Subordinated
                     percentage                 Amount          Subordinated Notes              Amount
               ----------------------   ---------------------   ------------------   ----------------------------
     Class A           21.5805%             $329,102,625.00       $470,000,000.00          $140,897,375.00
     Class B            8.9918%              155,108,550.00        270,000,000.00           114,891,450.00
     Class C            3.6269%               69,817,825.00         70,000,000.00               182,175.00

17. Adjusted Invested Amount

                                                         Increase from
                                                              the
                                                          withdrawal
                                                            of the                     Reductions
                                                           Coverage       Increase       due to    Reduction due
                                                            Funding         from      reallocation   to amounts
                        Beginning      Initial Principal Excess Amount reimbursements of Available   deposited
                    Adjusted Invested  Balances and any    from the      of Adjusted   Principal     into the     Ending Adjusted
                      Amount for the  increases from the   Principal      Invested    Collections    Principal    Invested Amount
                     related Monthly    issuance of any  Funding Sub-      Amount     and Investor    Funding     for the related
                          Period       additional Notes     Account        Deficit    Charge-Offs   Sub-Account   Monthly Period
                    ----------------- ------------------ ------------- -------------- ------------ ------------- -----------------
2005-A1             $  250,000,000.00   $            --       $--            $--           $--          $--      $  250,000,000.00
2005-A2             $  225,000,000.00   $            --       $--            $--           $--          $--      $  225,000,000.00
2005-A3             $  250,000,000.00   $            --       $--            $--           $--          $--      $  250,000,000.00
2005-A4             $  150,000,000.00   $            --       $--            $--           $--          $--      $  150,000,000.00
2005-A5             $  200,000,000.00   $            --       $--            $--           $--          $--      $  200,000,000.00
2006-A1             $              --   $200,000,000.00       $--            $--           $--          $--      $  200,000,000.00
2006-A2             $              --   $250,000,000.00       $--            $--           $--          $--      $  250,000,000.00
                    -----------------   ---------------       ---            ---           ---          ---      -----------------
Total Class A       $1,075,000,000.00   $450,000,000.00       $--            $--           $--          $--      $1,525,000,000.00
2005-B1             $  100,000,000.00   $            --       $--            $--           $--          $--      $  100,000,000.00
2006-B1             $  100,000,000.00   $            --       $--            $--           $--          $--      $  100,000,000.00
                    -----------------   ---------------       ---            ---           ---          ---      -----------------
Total Class B       $  200,000,000.00   $            --       $--            $--           $--          $--      $  200,000,000.00
2004-C1             $  100,000,000.00   $            --       $--            $--           $--          $--      $  100,000,000.00
2005-C1             $  100,000,000.00   $            --       $--            $--           $--          $--      $  100,000,000.00
                    -----------------   ---------------       ---            ---           ---          ---      -----------------
Total Class C       $  200,000,000.00   $            --       $--            $--           $--          $--      $  200,000,000.00
2004-D1             $   10,000,000.00   $            --       $--            $--           $--          $--      $   10,000,000.00
2005-D1             $   20,000,000.00   $            --       $--            $--           $--          $--      $   20,000,000.00
2005-D2             $   25,000,000.00   $            --       $--            $--           $--          $--      $   25,000,000.00
2006-D1             $              --   $ 15,000,000.00       $--            $--           $--          $--      $   15,000,000.00
                    -----------------   ---------------       ---            ---           ---          ---      -----------------
Total Class D       $   55,000,000.00   $ 15,000,000.00       $--            $--           $--          $--      $   70,000,000.00
                    -----------------   ---------------       ---            ---           ---          ---      -----------------
Total AdvantaSeries $1,530,000,000.00   $465,000,000.00       $--            $--           $--          $--      $1,995,000,000.00
                    =================   ===============       ===            ===           ===          ===      =================

                                        Advanta Bank Corp. as Servicer


                                        By: /s/ Michael Coco
                                            ------------------------------------
                                            Michael Coco
                                            Vice President and Treasurer